Subsequent Event	12 Months Ended
Dec. 31, 2021
Subsequent event [abstract]
Subsequent event
36	Subsequent event

(a)	A dividend in respect of the year ended 31 December 2021 of RMB 0.1 per share, amounting to a total dividend of RMB1,082,381 thousands, was proposed by the Board of Directors on 23 March 2022.

(b)
Pursuant to [2020] Scp471 approved by China interbank market dealers association, the Company issued a super short-term bonds of RMB1.50 billion to Chinese institutional investors with interest rate of 2.35% per year in January 2022, and will repay the principal and interest upon maturity on 18 May 2022.

Pursuant to [2020] Scp471 approved by China interbank market dealers association, the Company issued another super short-term bonds of RMB1.50 billion to Chinese institutional investors with interest rate of 2.01% per year in March 2022, and will repay the principal and interest upon maturity on 5 July 2022.